CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Current Liabilities
Short-term bank borrowings	¥ 72,500	$ 10,512	¥ 134,780
Accounts payable	659,215	95,577	1,175,943
Customers' refundable fees	30,747	4,458	30,997
Income tax payables	4,876	707	813
Operating lease liabilities-current	1,243	180
Liabilities, Noncurrent [Abstract]
Income tax payables	30,772	4,461	¥ 28,575
Operating lease liabilities, non-current	¥ 792	$ 115
Class A, Class B and Class C ordinary shares
Equity:
Ordinary shares, shares authorized | shares	50,000,000,000	50,000,000,000	5,000,000,000
Class A Ordinary shares
Equity:
Ordinary shares, par value | $ / shares		$ 0.0000001
Ordinary shares, shares issued | shares	1,850,866,648	1,850,866,648	1,426,450,073
Ordinary shares, shares outstanding | shares	1,850,866,648	1,850,866,648	1,426,450,073
Class B Ordinary shares
Equity:
Ordinary shares, par value | $ / shares		$ 0.0000001
Ordinary shares, shares issued | shares	619,938,058	619,938,058	619,938,058
Ordinary shares, shares outstanding | shares	619,938,058	619,938,058	619,938,058
Class C Ordinary shares
Equity:
Ordinary shares, par value | $ / shares		$ 0.0000001
Ordinary shares, shares issued | shares	75,000	75,000	0
Ordinary shares, shares outstanding | shares	75,000	75,000	0
VIE
Current Liabilities
Short-term bank borrowings	¥ 72,500		¥ 134,780
Accounts payable	638,295		1,154,572
Customers' refundable fees	30,747		30,997
Accrued expenses and other payables	145,088		171,725
Income tax payables	2,468		813
Operating lease liabilities-current	1,096		0
Liabilities, Noncurrent [Abstract]
Income tax payables	27,429		27,171
Operating lease liabilities, non-current	¥ 791		¥ 0